Derivative Instruments - Schedule of Notional Amounts of Trading Derivatives (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 21,343,075	$ 25,192,367
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	2,541,417	1,855,607
Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,371,507	1,002,323
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	10,864	1,751
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	940,640	679,927
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		123,350	155,533
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		22,128	20,328
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		38,470	36,071
Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		55,267	39,561
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		20,787,616	24,687,630
Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		443,980	471,160
Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		17,696,549	22,213,397
Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		499,447	390,490
Trading Derivatives [Member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		439,387	282,189
Trading Derivatives [Member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		14,178,539	16,390,827
Trading Derivatives [Member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		841,547	3,414,449
Trading Derivatives [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,737,629	1,735,442
Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	2,468,470	1,807,979
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	105,191	80,148
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	113,215	91,458
Trading Derivatives [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	10,864	1,751
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	63,306	64,100
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,235,923	891,272
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	939,971	679,250
Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		123,350	155,533
Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		31,832	49,426
Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		30,920	49,708
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		22,128	20,328
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		38,470	36,071
Trading Derivatives [Member] | Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		55,267	39,561
Trading Derivatives [Member] | Credit Contracts [Member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		31,760	23,350
Trading Derivatives [Member] | Credit Contracts [Member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		23,507	16,211
Trading Derivatives [Member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		2,292,517	2,365,845
Trading Derivatives [Member] | Exchange Traded [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		256,701	333,126
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,922,081	1,898,706
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		130,231	136,796
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		54,221	26,468
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,737,629	1,735,442
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	23,309	8,571
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	6,800	3,572
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	5,645	3,248
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	10,864	1,751
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		90,426	125,442
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		25,126	43,931
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		26,830	45,440
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		38,470	36,071
Trading Derivatives [Member] | Over the Counter [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		18,495,099	22,321,785
Trading Derivatives [Member] | Over the Counter [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		187,279	138,034
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		15,774,468	20,314,691
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		369,216	253,694
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		385,166	255,721
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		14,178,539	16,390,827
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		841,547	3,414,449
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	2,445,161	1,799,408
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	98,391	76,576
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	107,570	88,210
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	63,306	64,100
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,235,923	891,272
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	939,971	679,250
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		32,924	30,091
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		6,706	5,495
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		4,090	4,268
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		22,128	20,328
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		55,267	39,561
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		31,760	23,350
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 23,507	$ 16,211

[1]	Gold contracts are included in foreign exchange contracts.